COMMITMENTS, CONTINGENCIES AND GUARANTEES - Power Purchase Arrangements (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD MW	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Alberta PPAs
Commitments under operating leases
Share of payments under PPAs | CAD	CAD 348	CAD 391	CAD 242
Sundance A (expires 2017)
Commitments under operating leases
Power generating capacities under PPAs (in megawatts)	560
Sheerness (expires 2020)
Commitments under operating leases
Power generating capacities under PPAs (in megawatts)	756